Notes Payable	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Notes Payable [Line Items]
Notes Payable
9.	Notes Payable

The Company has entered into notes payable agreements with third parties. Notes Payable consists of the following as of June 30, 2021:

Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Proceeds Allocated to Warrants	Net Carrying Value	Interest Expense for the Three Months Ended June 30, 2021	Interest Expense for the Six Months Ended June 30, 2021
Note payable	Repayment in 10% increments contingent on a specified fundraising event	12.00%	$56,000	$—	$—	$56,000	$2,081	$3,552
Notes payable – NPA tranche	October 6, 2021	10.00%	27,117	5,473	—	32,590	676	1,345
Notes payable(1)	October 6, 2021	14.00%	55,000	11,232	—	66,232	1,920	2,574
Notes payable(7)	June 30, 2021	12.00%	19,100	—	—	19,100	576	1,147
Notes payable(7)	June 30, 2021	1.52%	4,400	—	—	4,400	17	33
Notes payable(7)	June 30, 2021	8.99%	2,240	—	—	2,240	50	100
Notes payable(7)	June 30, 2021	8.00%	300	—	—	300	6	12
Notes payable(2)	October 6, 2021	8.00%	3,750	1,475	—	5,225	149	268
Notes payable(2)	October 6, 2021	15.75%	5,600	2,202	—	7,802	223	282
Notes payable(3)	October 6, 2021	0.00%	18,250	5,241	—	23,491	—	—
Notes payable(3)	December 9, 2022	0.00%	20,000	649	(2,563)	18,086	—	—
Notes payable(3)	December 9, 2022	0.00%	20,000	648	(2,562)	18,086	—	—
Note payable(4)	March 9, 2022	0.00%	15,667	4,499	—	20,166	—	—
Note payable(5)	October 6, 2021	12.75%	15,666	6,160	—	21,826	792	1,197
Notes payable – China various other	Various Dates 2021	6.00%	4,917	—	—	4,917	74	146
Notes payable – China various other	Due on Demand	9.00%	3,715	—	—	3,715	169	335
Notes payable – China various other(6)	Due on Demand	0.00%	5,387	—	—	5,387	—	6
Notes payable – various other notes(7)	June 30, 2021	6.99%	1,260	—	—	1,260	22	44
Notes payable – various other notes(7)	Due on Demand	8.99%	500	—	—	500	11	22
Notes payable – various other notes(7)	June 30, 2021	2.86%	1,500	—	—	1,500	11	21
Notes payable(7)	June 30, 2021	8.00%	11,635	—	—	11,635	232	462
Notes payable	April 17, 2022	1.00%	9,168	—	—	9,168	22	45
			$301,172	$37,579	$(5,125)	$333,626	$7,031	$11,591

(1)	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on the earliest of (i) March 1, 2022, (ii) October 6, 2021, if the Qualified SPAC Merger contemplated in the Merger Agreement has not been consummated by July 27, 2021, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The Company has elected the fair value option because the notes include features, such as a contingently exercisable put option, which meet the definition of an embedded derivative. Additionally, the notes payable agreements contain a minimum cash provision, which requires the Company to maintain at least $5,000 of cash on hand at all times. The Company has classified the related $5,000 in Restricted Cash on its unaudited Condensed Consolidated Balance Sheets as of June 30, 2021.

In addition, in conjunction with the issuance of the notes payable, the Company committed to issue warrants to the lender to purchase the Company’s Class A Ordinary Stock no later than August 11, 2021, or, if earlier, 15 days after consummation of the Merger. The warrants will have a term of 6 years, be equal to 0.20% of the fully diluted capitalization of FFIE’s Class A Common Stock and have an exercise price of $10 per share. The warrants meet the definition of a derivative, were accounted for as a liability, and will be marked to fair value at the end of each reporting period with the changes in fair market value recorded in the Condensed Consolidated Statements of Operations and Comprehensive Loss. The Company determined the commitment to issue warrants was a liability as of March 1, 2021, and estimated the fair value of the warrants to be $5,000 using the Black-Scholes option-pricing model under two scenarios (See Note 7. Fair Value of Financial Instruments). Fair value of the warrants as of June 30, 2021, was $7,880.

June 30, 2021
Outstanding principal	$55,000
Accrued interest	654
Interest expense	654
Original issue discount	3,490
Debt issuance costs recorded in interest expense	315
Principal payments	—
Interest payments	—
Net proceeds	$51,510

(2)	On January 13, 2021, the Company amended the NPA to permit the issuance of additional notes payable and issued $3,750 of notes payable to Birch Lake, receiving net proceeds of $3,510, inclusive of a 6.50% original issue discount, and $225 of debt issuance costs paid directly by the lender. The additional secured convertible notes payable issued to Birch Lake (“BL Notes”) accrue interest at 8% per annum. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations in the event of a default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. Birch Lake can demand repayment of the BL Notes if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable (See Note 7. Fair Value of Financial Instruments).

On March 8, 2021, the Company entered into a notes payable agreement under the NPA, as amended, with Birch Lake with a total principal of $5,600, receiving net proceeds of $5,240, inclusive of a 6.50% original issue discount and $307 of debt issuance costs paid directly by the lender. The notes payable matures on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, as defined in the note agreement, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The notes payable bear interest at 15.75% per annum. Additionally, the notes payable contain a liquidation premium that ranges from 42% to 52% depending on timing of settlement, with 50% of this premium convertible into equity. Birch Lake can demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the notes payable at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company has elected to measure the notes payable at fair value because the notes include features, such as a contingently exercisable put option, which meet the definition of an embedded derivative.

June 30, 2021
Outstanding principal	$9,350
Accrued interest	—
Interest expense	177
Original issue discount	1,132
Debt issuance costs recorded in interest expense	1,502
Principal payments	—
Interest payments	177
Net proceeds	$8,218

(3)	On January 13, 2021, the Company entered into a notes payable agreement under the NPA, as amended, (“January 13 Notes”) with a US-based investment firm for total principal of $11,250, receiving net proceeds of $10,350, inclusive of an 8% original issue discount and $480 of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. The note payable matures on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as an event of default. In the event the Company consummates a Qualified SPAC Merger, an amount equal to 130% of all outstanding principal, accrued and unpaid interest and accrued original issue discount under the notes through (but not including) the date of consummation of the Qualified SPAC Merger will automatically convert into Common Stock of PSAC received by the Company’s Class A ordinary stockholders and the notes and interest shall be deemed satisfied in full and terminated. The Company elected the fair value option for this note payable because the inclusion of a conversion feature that allows the lenders to convert the notes payable into Preferred Stock.

On March 12, 2021, the Company and the US-based investment firm entered into a notes payable agreement (“March 12 Notes”) for an aggregate principal amount of $7,000, receiving net proceeds of $6,440, inclusive of an 8% original issue discount. The terms of this note payable are the same as the note payable issued on January 13, 2021.

In conjunction with the issuance of the notes on various dates during January 2021 and March 2021, the Company issued warrants to purchase 270,200 shares of the Company’s Class A Ordinary Stock with an exercise price of $2.72 and 2,167,254 shares of the Company’s Class A Ordinary Stock with an exercise price of $2.71. The warrants were issued with a term of seven years and are subject to certain down-round adjustments. The fair value of the warrants was recorded in equity in accordance with the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity. The Company estimated the fair value of the warrants to be $1,988 using the Black-Scholes option-pricing model (See Note 7. Fair Value of Financial Instruments.)

On June 9, 2021, the Company amended the NPA to permit the issuance of two notes payable, each with a principal value of $20,000 (“June 2021 Notes”), to a US-based investment firm. The June 2021 Notes are subordinate to the notes payable issued to Birch Lake on January 13 and March 8, 2021 (See (2) above) and the notes payable issued to Ares on March 1, 2021 (See (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. The June 2021 Notes contain a liquidation premium that, upon a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium will convert into Class A Ordinary Stock of the Company. The Company received net proceeds of $35,603 as part of the June 2021 Notes.

As part of the Amendment to the NPA, on or prior to the 12-month anniversary of the Qualified SPAC Merger, the US-based investment firm has the option to purchase additional notes for up to $40,000 (“Optional Notes”), subject to similar original issue discounts as the June 2021 Notes. The June 2021 Notes and the Optional Notes, along with the notes previously issued to the same lender, are provided with an anti-dilution protection. Subsequent to June 30, 2021, the US-based investment firm exercised its option to purchase $33,917 of Optional Notes. See Note 15. Subsequent Events for additional information.

In connection with the issuance of the June 2021 Notes, the Company issued warrants to the US-based investment firm to purchase up to 5,831,357 of the Company’s Class A Ordinary Stock for $2.5723 per share exercise price on or before June 9, 2028. Upon the occurrence of a Fundamental Transaction, the warrants shall be exercisable within 15 days and their exercise price shall be adjusted to equal the lower of (i) $2.5723 per share, (ii) the pre-money valuation ascribed to the Company in connection with the Fundamental Transaction divided by the pro-forma fully diluted capitalization of the Company and (iii) the lowest effective net price per share of Class A Ordinary Stock paid for by any third party at the time of or in connection with the Fundamental Transaction, as defined in the warrant agreement. The Optional Notes are entitled to warrants with the same terms as the June 2021 Notes once the Optional Notes are issued.

June 30, 2021
January 13 and March 12, 2021 Notes:
Outstanding principal	$18,250
Accrued interest	—
Interest expense	—
Original issue discount	1,460
Debt issuance costs recorded in interest expense	480
Principal payments	—
Interest payments	—
Net proceeds	$16,310

June 30, 2021
June 9, 2021 Note 1:
Outstanding principal	$20,000
Accrued interest	—
Interest expense	—
Original issue discount	1,600
Debt issuance costs recorded in interest expense	197
Principal payments	—
Interest payments	—
Net proceeds	$18,203

June 30, 2021
June 9, 2021 Note 2:
Outstanding principal	$20,000
Accrued interest	—
Interest expense	—
Original issue discount	2,600
Debt issuance costs recorded in interest expense	—
Principal payments	—
Interest payments	—
Net proceeds	$17,400

(4)	On January 13, 2021, the Company amended the NPA to increase the principal amount of its $15,000 note payable with a US-based investment firm by $667. The Company received no cash proceeds as the increase in principal was used to pay a consent fee to the US-based investment firm. The Company recorded the consent fee in Interest Expense on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2021. The consent fee permitted the issuance of additional notes payable to the US-based investment firm of $11,250 and $7,000, as described in (3) above.

(5)	On January 13, 2021, the Company amended the NPA to issue an additional note to Birch Lake, with the same terms as its $15,000 note payable to Birch Lake, in the amount of $666. The Company received no cash proceeds as the additional note was used to pay a consent fee to Birch Lake. The Company recorded the consent fee in Interest Expense on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2021. The consent fee permitted the issuance of additional notes payable to Birch Lake of $3,750 and $5,600, as described in (2) above.

(6)	On January 15, 2021, the Company borrowed $102 from a Chinese lender. The unsecured note payable is payable on demand and does not have a stated interest rate.

(7)	As of June 30, 2021, the Company was in default on sixteen of its notes payable with an aggregate principal value of $40,935. The Company is in compliance with all its covenants under the remaining notes payable agreements as of June 30, 2021.

Just prior to the close of the Business Combination, the Company converted: (i) notes payable with principal amount of $56,000 into 37,335,421 shares of Class A-2 Preferred Stock; (ii) notes payable with an aggregate principal balance of $17,600 into 15,792,771 shares of Class A-1 Preferred Stock; and (iii) a note payable with a principal balance of $1,500 into 1,281,976 shares of Class A-3 Preferred Stock. Notes payable with aggregate principal amount of $116,518 were either converted into equity or repaid in cash as part of the close of the Business Combination. See Note 15. Subsequent Events.

Fair Value of Notes Payable Not Carried at Fair Value

The estimated fair value of the Company’s notes payable not carried at fair value, using inputs from Level 3 under the fair value hierarchy, was $105,863 and $127,130 as of June 30, 2021 and December 31, 2020, respectively.

Schedule of Principal Maturities of Notes Payable

The future scheduled principal maturities of notes payable as of June 30, 2021 are as follows:

Due on demand	$50,037
2021	186,300
2022	64,835
$301,172

9.	Notes Payable

Notes payable consists of the following as of December 31, 2020 and 2019:

	December 31, 2020
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Gain on Extinguishments	Net Carrying Value
Note payable(1)	Repayment in 10% increments contingent on a specified fundraising event	12.00%	$57,293	$—	$—	$57,293
Notes payable – NPA tranche(2)	October 6, 2021	10.00%	27,118	5,263	—	32,381
Notes payable(3)	June 30, 2021	12.00%	19,100	—	—	19,100
Notes payable(4)	June 30, 2021	1.52%	4,400	—	(102)	4,298
Notes payable(4)	June 30, 2021	8.99%	2,240	—	(5)	2,235
Notes payable(4)	June 30, 2021	8.00%	300	—	(1)	299
Notes payable – China various other(5)	Various Dates 2021	6.00%	4,869	—	(62)	4,807
Notes payable – China various other(5)	Due on Demand	9.00%	3,677	—	(18)	3,659
Notes payable – China various other(5)	Due on Demand	0.00%	4,597	—	—	4,597
Notes payable – various other notes(6)	June 30, 2021	6.99%	1,380	—	(10)	1,370
Notes payable – various other notes(6)	Due on Demand	8.99%	380	—	(1)	379
Notes payable – various other notes(7)	June 30, 2021	2.86%	1,500	—	(29)	1,471
Note payable(8)	March 9, 2021	0.00%	15,000	2,712	—	17,712
Note payable(9)	October 6, 2021	12.75%	15,000	5,972	—	20,972
Notes payable(10)	June 30, 2021	8.00%	11,635	—	(57)	11,578
Notes payable(11)	April 17, 2022	1.00%	9,168	—	—	9,168
			$177,657	$13,947	$(285)	$191,319

	December 31, 2019
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Net Carrying Value
Note payable(1)	Repayment in 10% increments contingent on a specified fundraising event	12.00%	$53,185	$—	$53,185
Notes payable – NPA tranche(2)	May 31 2020	10.00%	26,218	4,935	31,153
Notes payable – NPA tranche(2)	March 6, 2020	10.00%	900	169	1,069
Notes payable(3)	December 31, 2019	12.00%	12,100	—	12,100
Notes payable(3)	Due on Demand	12.00%	7,000	—	7,000
Notes payable(4)	December 31, 2019	1.52%	4,400	—	4,400
Notes payable(4)	July 1, 2020	8.99%	2,240	—	2,240
Notes payable – China various other(5)	Due on Demand	9.00%	3,440	—	3,440
Notes payable – China various other(5)	Various Dates 2020	6.00%	3,155	—	3,155
Notes payable – China various other(5)	Due on Demand	0.00%	4,300	—	4,300
Notes payable – various other notes(6)	Repayment upon new equity or debt financing in an aggregate amount exceeding $50,000	8.99%	500	—	500
Notes payable – various other notes(6)	Due on Demand	6.99%	180	—	180
Notes payable – various other notes(6)	June 3, 2020	6.99%	2,700	—	2,700
Notes payable – various other notes(7)	December 31, 2019	2.86%	1,500	—	1,500
			$121,818	$5,104	$126,922

(1)	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bear interest of 12.00% per annum, have no covenants, and are unsecured.

On December 31, 2020, the notes payable were modified to extend the maturity date to June 30, 2021 and add a conversion feature. The conversion feature, which is contingent upon the closing of a Qualified SPAC Merger, requires the Company to issue Class A ordinary shares to the lender based on a fixed conversion ratios immediately prior to the closing of the Qualified SPAC Merger to settle the outstanding note payable before being exchanged for Qualified SPAC Merger shares upon the Qualified SPAC Merger closing date.

The modification has been accounted for as a troubled debt restructuring because the Company is experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring. Since the future undiscounted cash flows of the restructured notes payable exceed the net carrying value of the original note payable due to the maturity date extension, the modification has been accounted for prospectively with no gain or loss recorded in the consolidated statements of operations and comprehensive loss. The Company concluded that the conversion feature does not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$57,293	$53,185
Accrued interest	13,769	6,382
Interest expense	7,387	6,382
Unrealized foreign exchange (gain) loss on principal	4,108	(994)
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

(2)	The Company issued 10% interest notes with various third parties through the NPA:

●	Between November and December 2018, the Company borrowed $11,100 through notes payable from a U.S. based investment firm. The notes originally matured on December 31, 2019 and bore interest of 8.99% per annum. In April 2019, these notes payable were cancelled, and the outstanding principal and accrued interest of $8,100 and $481, respectively, was contributed to the NPA executed on April 29, 2019. No loss or gain was recognized during the year ended December 31, 2019, on contribution as the net carrying amount of the notes payable equaled the reacquisition price.

In April 2019, the Company executed a joinder agreement to the NPA with a U.S. based investment firm for a convertible note payable with total principal of $8,581. The convertible note payable originally matured on May 31, 2020. The interest rate, collateral, and covenants are the same as the NPA. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the note payable may elect to convert all of the outstanding principal and accrued interest of the note payable plus a 20% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for these notes payable. See Note 4 Fair Value of Financial Instruments. The note payable is collateralized by virtually all tangible and intangible assets of the Company. The NPA contains non-financial covenants and as of December 31, 2020, the Company was in compliance with all covenants.

The Company elected the fair value option for the notes payable through the NPA. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $10,246 and $10,198 as of December 31, 2020 and 2019, respectively.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$8,581	$8,581
Accrued interest	1,418	557
Interest expense	861	557
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	3,000
Interest payments	—	—
Proceeds	—	—

●	Between June and August 2019, the Company borrowed $17,637 through notes payable under the NPA. The notes originally matured on May 31, 2020 and bear interest of 10% per annum.

The fair value of the notes payable were $21,059 and $20,956 as of December 31, 2020 and 2019, respectively.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$17,637	$17,637
Accrued interest	2,637	879
Interest expense	1,768	879
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	17,637

●	In May 2019, the Company borrowed $900 through a note payable from a U.S. based investment firm under the NPA. The note payable originally matured on March 6, 2020 and bore interest of 10% per annum.

The fair value of the note payable was $1,075 and $1,069 as of December 31, 2020 and 2019, respectively.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$900	$900
Accrued interest	143	42
Interest expense	90	42
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	900

On October 9, 2020, the Company entered into the Second A&R NPA with Birch Lake and the lender, which extended the maturity dates of all NPA notes to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default, as defined in the NPA, as amended.

(3)	The Company issued the following notes with an interest rate of 12.00% per annum.

●	In December 2016, the Company borrowed $10,000 through notes payable issued by a U.S. based investment firm. The notes originally matured on December 31, 2019, have no covenants and are unsecured. During the year ended December 31, 2019, the Company converted $600 of accrued interest into the principal balance of the notes payable.

On November 24, 2020, the note payable was modified to extend the maturity date to June 30, 2021 and add a conversion feature. This feature, contingent upon the closing of a Qualified SPAC Merger, requires the Company to issue Class A ordinary Stock to the lender based on a fixed conversion ratio immediately prior to the closing of the Qualified SPAC Merger to settle the outstanding notes payable before being exchanged for Qualified SPAC Merger shares upon the Qualified SPAC Merger closing date.

The modification has been accounted for as a troubled debt restructuring because the Company is experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring which was determined to be a concession. Since the future undiscounted cash flows of the restructured notes payable exceed the net carrying value of the original note payable due to the maturity date extension, the modification has been accounted for prospectively with no gain or loss recorded in the consolidated statements of operations and comprehensive loss. The Company concluded that the conversion features do not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$10,600	$10,600
Accrued interest	2,547	1,272
Interest expense	1,275	1,272
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	600
Proceeds	—	—

During 2020, the Company identified an immaterial error in the disclosure of accrued interest as of December 31, 2019 and adjusted the prior year amounts for such error. This correction did not impact the current and previously reported consolidated balance sheet, consolidated statement of operations and comprehensive loss, statement of convertible preferred stock and stockholders’ deficit, and consolidated statement of cash flows.

●	In December 2016, the Company borrowed $1,500 through a note payable from a U.S. based investment firm. The note originally matured on December 31, 2019, has no covenants and is unsecured.

On September 25, 2020, the note payable was modified to extend the maturity date to June 30, 2021 and add a conversion feature. This feature, contingent upon the closing of a Qualified SPAC Merger, requires the Company to issue Class A ordinary stock to the lender based on a fixed conversion ratio immediately prior to the closing of the Qualified SPAC Merger to settle the outstanding notes payable before being exchanged for Qualified SPAC Merger shares upon the Qualified SPAC Merger closing date.

The modification has been accounted for as a troubled debt restructuring because the Company is experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring which was determined to be a concession. Since the future undiscounted cash flows of the restructured notes payable exceed the net carrying value of the original note payable due to the maturity date extension, the modification has been accounted for prospectively with no gain or loss recorded in the consolidated statements of operations and comprehensive loss. The Company concluded that the conversion features do not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,500	$1,500
Accrued interest	587	204
Interest expense	203	204
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

●	In June 2016, the Company borrowed $20,000 through a note payable from a U.S. based investment firm. The note originally matured on October 15, 2019, has no covenants and is unsecured. The Company made principal payments of $13,000 in 2018.

On November 24, 2020, the note payable was modified to extend the maturity date to June 30, 2021 and add a conversion feature. This feature, contingent upon the closing of a Qualified SPAC Merger, requires the Company to issue Class A ordinary stock to the lender based on a fixed conversion ratio immediately prior to the closing of the Qualified SPAC Merger to settle the outstanding notes payable before being exchanged for Qualified SPAC Merger shares upon the Qualified SPAC Merger closing date.

The modification has been accounted for as a troubled debt restructuring because the Company is experiencing financial difficulty and the conversion mechanism results in the effective borrowing rate decreasing after the restructuring which was determined to be a concession. Since the future undiscounted cash flows of the restructured notes payable exceed the net carrying value of the original note payable due to the maturity date extension, the modification has been accounted for prospectively with no gain or loss recorded in the consolidated statements of operations and comprehensive loss. The Company concluded that the conversion features do not require bifurcation based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$7,000	$7,000
Accrued interest	1,682	840
Interest expense	842	840
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

During 2020, the Company identified an immaterial error in the disclosure of accrued interest as of December 31, 2019 and adjusted the prior year amounts for such error. This correction did not impact the current and previously reported consolidated balance sheet, consolidated statement of operations and comprehensive loss, statement of convertible preferred stock and stockholders’ deficit, and consolidated statement of cash flows.

(4)	The Company issued the following notes with a third party.

●	In July 2017, the Company borrowed $22,400 through a note payable from a U.S. based investment firm. The note originally matured on December 31, 2019, bears interest at 1.52% per annum, has no covenants and is unsecured. During 2017 and 2018, there were a total of $18,000 of principal payments.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $157 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $55 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$4,400	$4,400
Accrued interest	314	230
Interest expense	84	50
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

●	In December 2019, the Company borrowed an additional $2,240 through a note payable from this U.S. based investment firm. The note originally matured on July 1, 2020, bears interest at 8.99% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $7 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $2 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$2,240	$2,240
Accrued interest	202	17
Interest expense	185	17
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	2,240

●	In January 2020, the Company borrowed an additional $300 through a note payable from this U.S. based investment firm. The note originally matured on June 30, 2020, bears interest at 8% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $2 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $1 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$300	$—
Accrued interest	23	—
Interest expense	23	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	300	—

(5)	The Company issued notes with various third parties through its operations in China.

●	In April 2017, the Company borrowed $3,496 through a note payable from a Chinese lender. The note originally matured on October 20, 2017, bears interest at 9.00% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $27 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $9 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$3,677	$3,440
Accrued interest	2,314	1,535
Interest expense	637	635
Unrealized foreign exchange (gain) loss on principal	237	(56)
Unrealized foreign exchange (gain) loss on accrued interest	142	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

●	Between January 2019 and December 2019, the Company borrowed $11,515 through notes payable from a Chinese lender. The notes payable mature on January 16, 2020 and December 6, 2020, bear interest at 6% per annum, have no covenants and are unsecured. During the year ended December 31, 2019, the Company made principal payments of $8,155 resulting in a realized foreign currency gain of $205.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$4,140	$3,155
Accrued interest	569	299
Interest expense	235	303
Unrealized foreign exchange (gain) loss on principal	219	(1)
Unrealized foreign exchange (gain) loss on accrued interest	35	—
Realized foreign exchange (gain) on principal	—	(205)
Principal Payments	—	8,155
Interest Payments	—	—
Proceeds	766	11,515

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $84 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $29 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment.

●	In 2017 and 2018, Company borrowed $4,371 through notes payable from various Chinese lenders. The notes payable are payable on demand by the lenders, do not have a stated interest rate, have no covenants and are unsecured. As of December 31, 2020, these notes payable were in default.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$4,597	$4,300
Accrued interest	—	—
Interest expense	—	—
Unrealized foreign exchange (gain) loss on principal	297	(71)
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

●	Between June and September 2020, the Company borrowed $761 through notes payable from a Chinese lender. The notes payable are payable on demand by the lender, bear interest at 6% per annum, have no covenants, and are unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $13 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $4 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$729	$—
Accrued interest	19	—
Interest expense	19	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	32	—
Interest payments	—	—
Proceeds	761	—

(6)	The Company issued the following notes with a third party.

●	In March 2019, the Company borrowed $1,500 through a note payable from a U.S. based investment firm. The note originally matured on March 6, 2020, bears interest at 8.99% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $1 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$380	$500
Accrued interest	99	54
Interest expense	45	54
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	120	1,000
Interest payments	—	—
Proceeds	—	1,500

●	In June 2019, the Company borrowed $3,600 through a note payable from a U.S. based investment firm. The note matured on July 5, 2019, bears interest at 2.99% per annum, has no covenants and is unsecured.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$—
Accrued interest	4	4
Interest expense	—	4
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	3,600
Interest payments	—	—
Proceeds	—	3,600

●	In September 2019, the Company borrowed $180 through a note payable from a U.S. based investment firm. The note originally matured December 1, 2019, bears interest at 6.99% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $2 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $1 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$180	$180
Accrued interest	10	4
Interest expense	6	4
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	180

●	In November 2019, the Company borrowed $2,700 through a note payable from a U.S. based investment firm. The note originally matured on June 3, 2020, bears interest at 6.99% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $14 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $5 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,200	$2,700
Accrued interest	192	26
Interest expense	171	26
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	1,500	—
Interest payments	5	—
Proceeds	—	2,700

(7)	In October 2018, the Company borrowed $1,500 through a note payable from a U.S. based investment firm. The note originally matured on December 31, 2019, bears interest at 2.86% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $45 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $16 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$1,500	$1,500
Accrued interest	95	52
Interest expense	43	43
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

The following notes payable were paid in full during the year ended December 31, 2019:

●	In May 2018, the Company borrowed $17,000 through a note payable from a U.S. based private commercial real estate lender. The note payable matured on May 22, 2019 and bore interest at 9.75% per annum. The Company’s headquarters property (“HQ”) in Gardena, California was pledged as collateral for this loan. On February 4, 2019, the Company entered into a Purchase and Sale Agreement (“PSA”) for the Company’s HQ with Atlas Capital Investors V, LP (“Atlas”) for a sale price of $29,000. The Company used the proceeds from the sale to settle the principal of $17,000 and accrued interest of $565.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$—
Accrued interest	—	—
Interest expense	—	565
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	17,000
Interest payments	—	565
Proceeds	—	—

In March 2019, the Company leased the HQ back from Atlas for a term of three years, with an option to repurchase the HQ at any time prior to the expiration of the lease for a purchase price equal to the greater of $44,029 or the fair market value of the HQ, as determined in accordance with the lease. This transaction qualified as a failed sale leaseback given the Company’s option within the PSA to repurchase the HQ. The Company recognized a $29,000 financing obligation recorded in capital leases on the consolidated balance sheets. No gain or loss was record on the failed sale-leaseback. The Company has continued to capitalize and depreciate the HQ long-lived asset. The ongoing lease payments to Atlas are recorded as reductions to the financing obligation and associated interest expense. The Company recorded interest expense of $1,760 and $1,435 during the years ended December 31, 2020 and 2019.

●	On April 29, 2019, the Company borrowed $15,000 through a TLA with BL Mobility Fundco, LLC as the lender, and Birch Lake Fund Management, LP as the agent and collateral agent. The TLA matured on September 30, 2019. The obligations due under the TLA are collateralized by a first lien on virtually all tangible and intangible assets of the Company. The interest rate on the loan is 15.50%, 21.50% when in default, and the loan is subject to a liquidation preference premium of up to 63.50% of the original principal amount, of which the borrowers have the right to allow conversion of 30% into equity interests of the Company. The Company determined that this liquidation premium with conversion right represents an embedded derivative to be accounted for at fair value. See Note 4 Fair Value of Financial Instruments.

In October 2019, the Company paid the outstanding principal of $15,000 and $6,668 in loan exit costs to the lender upon extinguishment of the TLA. The Company recorded interest expense for the year ended December 31, 2019 of $213. The Company incurred $3,145 of issuance costs which were expensed in interest expense during the year ended December 31, 2019.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$—
Accrued interest	—	—
Interest expense	—	213
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	21,668
Interest payments	—	—
Proceeds	—	15,000

●	In November 2018, the Company borrowed $4,200 through a note payable from a U.S. based lender. The note matured on November 8, 2019, bore interest at 13.00% per annum, had no covenants and the Company’s property in Las Vegas was pledged as collateral for this loan. The Company settled the note by paying $4,200 of principal and $420 of interest during the year ended December 31, 2019.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$—	$—
Accrued interest	—	—
Interest expense	—	208
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	4,200
Interest payments	—	420
Proceeds	—	—

(8)	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm through entering into a Joinder to the NPA, receiving net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bear interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 10 Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.

In the event the Company consummates a Qualified SPAC Merger, an amount equal to 130% of all outstanding principal, accrued and unpaid interest and accrued original issue discount through the date of consummation of the Qualified SPAC Merger will automatically convert into Class A ordinary stock of the SPAC in connection with the Qualified SPAC Merger, and the notes payable and interest thereon shall no longer be outstanding and shall be deemed satisfied in full and terminated. The Company determined that the feature to settle the notes payable with shares upon the occurrence of a Qualified SPAC Merger is a contingent share-settled redemption option and represents an embedded derivative. Additionally, the feature to redeem the notes payable upon a default event is a contingently exercisable put option and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $17,712 as of December 31, 2020.

In addition, the notes payable included a warrant to purchase ordinary stock. The holder of the warrant has the ability to exercise their right to acquire up to 1,930,147 shares of Class A Ordinary Stock of the Company for a period of up to 7 years, or September 9, 2027. The exercise price of the warrant is $2.72, subject to certain down-round adjustments. The warrants are accounted for in equity at fair value based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity. The Company estimates the fair value of the warrants to be $490 using the Black-Scholes option-pricing model. Determining the fair value of these warrants under this model requires subjective assumptions, including the fair value of the underlying ordinary stock of $0.38, risk-free interest rate of 0.47%, the expected volatility of the price of the Company’s ordinary stock of 35.81%, and the expected dividend yield of the Company’s ordinary stock of 0%. These estimates involve inherent uncertainties and the application of management’s judgment.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$15,000	$—
Accrued interest	—	—
Interest expense	—	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	15,000	—

(9)	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrue interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$15,000	$—
Accrued interest	—	—
Interest expense	366	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	366	—
Proceeds	15,000	—

(10)	During 2019, a U.S. corporation made deposits of $11,635 with the Company as an advance to purchase FF 91 vehicles. On February 1, 2020, due to production delays the Company entered into a deposit conversion agreement with this corporation to convert the deposit amounts previously paid into a note payable. Upon conversion, the Company reclassified the deposit recorded in other current liabilities as of December 31, 2019 to notes payable as of December 31, 2020. The note matured on December 31, 2020, bears interest at 8.0% per annum, has no covenants and is unsecured.

As a result of the September 2020 Modification, the Company recorded a gain on extinguishment of $87 recorded in gain on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, accretion of $30 was recorded during the year ended December 31, 2020 related to the discount created from the gain on extinguishment in interest expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$11,635	$—
Accrued interest	1,177	—
Interest expense	933	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	—	—

(11)	On April 17, 2020, the Company received loan proceeds from East West Bank of $9,168 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The Company is still in the process of applying for forgiveness and no amounts have been forgiven as of December 31, 2020. The note matures April 17, 2022, has no covenants, and is unsecured.

	As of and for the Year Ended December 31,
	2020	2019
Outstanding principal	$9,168	$—
Accrued interest	65	—
Interest expense	65	—
Unrealized foreign exchange (gain) loss on principal	—	—
Unrealized foreign exchange (gain) loss on accrued interest	—	—
Principal payments	—	—
Interest payments	—	—
Proceeds	9,168	—

Fair Value of Notes Payable Not Carried at Fair Value

The estimated fair value, using inputs from Level 3 under the fair value hierarchy, of the Company’s outstanding notes payable not carried at fair value are $127,130 and $94,590 as of December 31, 2020 and 2019, respectively.

Schedule of Principal Maturities of Notes Payable

The future scheduled principal maturities of third-party debt as of December 31, 2020 are as follows:

Years ended December 31,
Due on demand	$65,949
2021	102,541
2022	9,168
$177,658